UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Baker Ellis Asset Management
           -----------------------------------------------------
Address:   1211 Southwest Fifth Avenue, Suite 2910
           Portland, OR 97204
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Barnes Ellis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  503-227-5778
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Barnes Ellis                     Portland, OR                     10/16/2008
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           151
                                         ------------
Form 13F Information Table Value Total:  $136,643,896
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3M Company                     Common Stock     88579Y101   437184    6400          Sole    None       6400      0    0
Abbott Laboratories            Common Stock     2824100    5596660   97198          Sole    None      97198      0    0
Aberdeen Asia Income Fd                         3009107     630329  125563          Sole    None     125563      0    0
Aetna Inc                      Common Stock     00817Y108   238326    6600          Sole    None       6600      0    0
Albany Intl Corp               Common Stock     12348108    897107   32825          Sole    None      32825      0    0
Alexander & Baldwin Inc        Common Stock     14482103    435897    9900          Sole    None       9900      0    0
Allstate                       Common Stock     20002101    401612    8708          Sole    None       8708      0    0
Altria Group                   Common Stock     718154107   386880   19500          Sole    None      19500      0    0
America Movil SA de C.V.       Common Stock     02364W105   228323    4925          Sole    None       4925      0    0
American Express               Common Stock     25816109    892836   25200          Sole    None      25200      0    0
American Safety Insurance      Common Stock     G02995101   305222   20200          Sole    None      20200      0    0
Anadarko Pete Corp             Common Stock     32511107    688550   14194          Sole    None      14194      0    0
Apollo Investment              Common Stock     03761U106   212272   12450          Sole    None      12450      0    0
AptarGroup Inc                 Common Stock     38336103    312880    8000          Sole    None       8000      0    0
Ares Cap Corp Com              Common Stock     04010L103   206284   19778          Sole    None      19778      0    0
AT&T                           Common Stock     00206R102   469726   16824          Sole    None      16824      0    0
Automatic Data Processing      Common Stock     53015103    897750   21000          Sole    None      21000      0    0
Baldwin Technology Inc Cl A    Common Stock     58264102    229755   90100          Sole    None      90100      0    0
Ball Corp                      Common Stock     58498106    422543   10700          Sole    None      10700      0    0
Bank of America                Common Stock     60505104    715715   20449          Sole    None      20449      0    0
Bank of New York Mellon        Common Stock     64058100    491762   15094          Sole    None      15094      0    0
Bank Of Nova Scotia Halifax    Common Stock     64149107    200496    4441          Sole    None       4441      0    0
Beckman Coulter                Common Stock     75811109    417421    5880          Sole    None       5880      0    0
Berkshire Hathaway Cl A        Common Stock     84670108   1697800      13          Sole    None         13      0    0
Berkshire Hathaway Cl B        Common Stock     84670207   5186100    1180          Sole    None       1180      0    0
BJ Services Co                 Common Stock     55482103    350079   18300          Sole    None      18300      0    0
BP p.l.c.                      Common Stock     55622104   1007764   20087          Sole    None      20087      0    0
Bristol Myers Squibb           Common Stock     110122108   535594   25688          Sole    None      25688      0    0
BSD Medical Corp Del           Common Stock     55662100    216111   43050          Sole    None      43050      0    0
Cedar Shopping Ctrs Inc        Common Stock     150602209   715863   54150          Sole    None      54150      0    0
Cemex SAB de CV                Common Stock     151290889   900089   52270          Sole    None      52270      0    0
Central Fd Cda Cl A            Common Stock     153501101   373636   34500          Sole    None      34500      0    0
ChevronTexaco                  Common Stock     166764100  3113518   37748          Sole    None      37748      0    0
Citigroup                      Common Stock     172967101   205100   10000          Sole    None      10000      0    0
Clear Choice Health Plans      Common Stock     18451T102   102500   10000          Sole    None      10000      0    0
Clorox Co Del                  Common Stock     189054109   554806    8850          Sole    None       8850      0    0
Conoco Phillips                Common Stock     718507106  3253919   44422          Sole    None      44422      0    0
Costco Wholesale               Common Stock     22160K105   380424    5859          Sole    None       5859      0    0
Deere & Company                Common Stock     244199105   978912   19776          Sole    None      19776      0    0
Deutsche Telekom A Gspon Adr   Common Stock     251566105   593436   38965          Sole    None      38965      0    0
Dominion Resources             Common Stock     25746U109   485980   11360          Sole    None      11360      0    0
Dow Chemical                   Common Stock     260543103   222301    6995          Sole    None       6995      0    0
Du Pont                        Common Stock     263534109   826956   20520          Sole    None      20520      0    0
Eli Lilly                      Common Stock     532457108   205355    4664          Sole    None       4664      0    0
Encana                         Common Stock     292505104  2068256   31465          Sole    None      31465      0    0
EOG Resources                  Common Stock     26875P101   492030    5500          Sole    None       5500      0    0
Exxon Mobil                    Common Stock     30231G102  1258447   16204          Sole    None      16204      0    0
Fedex Corp.                    Common Stock     31428X106   398993    5048          Sole    None       5048      0    0
Flextronics                    Common Stock     Y2573F102   878628  124100          Sole    None     124100      0    0
Fomento Economico Mexicano     Common Stock     344419106  1981373   51950          Sole    None      51950      0    0
General Electric               Common Stock     369604103  2413906   94663          Sole    None      94663      0    0
General Mills                  Common Stock     370334104  1081309   15735          Sole    None      15735      0    0
Gold Miners ETF                                 57060U100   266096    7875          Sole    None       7875      0    0
Gruma ADR                      Common Stock     400131306  1385965  173245          Sole    None     173245      0    0
H.J. Heinz                     Common Stock     423074103   790525   15820          Sole    None      15820      0    0
Hawkins                        Common Stock     420261109   372045   21163          Sole    None      21163      0    0
Hewlett-Packard                Common Stock     428236103  1144366   24748          Sole    None      24748      0    0
Honda Motors                   Common Stock     438128308   575853   19125          Sole    None      19125      0    0
Honeywell International        Common Stock     438516106   474085   11410          Sole    None      11410      0    0
Hospira Inc                    Common Stock     441060100   382191   10005          Sole    None      10005      0    0
Hsbc Holdings Plc Adr          Common Stock     404280406   397279    4915          Sole    None       4915      0    0
Imperial Oil Ltd Com New       Common Stock     453038408  1563322   36697          Sole    None      36697      0    0
Ingersoll Rand                 Common Stock     G4776G101   284893    9140          Sole    None       9140      0    0
Ingram Micro Inc               Common Stock     457153104   354343   22050          Sole    None      22050      0    0
Intel                          Common Stock     458140100  2086522  111400          Sole    None     111400      0    0
Investors Title                Common Stock     461804106   475970   11199          Sole    None      11199      0    0
Ishares 1-3 Yr Treas Index Fd                   464287457  3242128   38800          Sole    None      38800      0    0
Ishares Hong Kong Index Fd                      464286871   347753   26325          Sole    None      26325      0    0
Ishares Japan Index Fd                          464286848   634429   59515          Sole    None      59515      0    0
Ishares Malaysia Free Index                     464286830  1544320  178328          Sole    None     178328      0    0
Ishares Msci Germany Index Fd                   464286806   286202   11975          Sole    None      11975      0    0
Ishares Singapore Index Fd                      464286673  5316335  545825          Sole    None     545825      0    0
Ishares Taiwan Index Fd                         464286731   189550   17550          Sole    None      17550      0    0
ITT Inds Inc                   Common Stock     450911102   436594    7851          Sole    None       7851      0    0
JM Smucker                     Common Stock     832696405  1250522   24670          Sole    None      24670      0    0
Johnson & Johnson              Common Stock     478160104  1079728   15585          Sole    None      15585      0    0
K Tron Int'l                   Common Stock     482730108  1658686   12875          Sole    None      12875      0    0
Kellogg                        Common Stock     487836108   241230    4300          Sole    None       4300      0    0
Khd Humboldt Wedag Intl        Common Stock     482462108  1541036   80346          Sole    None      80346      0    0
Kraft Foods Inc Cl A           Common Stock     50075N104   430105   13133          Sole    None      13133      0    0
Kroger                         Common Stock     501044101  2182736   79430          Sole    None      79430      0    0
Liberty Global Inc             Common Stock     530555101   317574   10481          Sole    None      10481      0    0
Lincoln National               Common Stock     534187109   342480    8000          Sole    None       8000      0    0
Macy's Inc                     Common Stock     55616P104   247764   13780          Sole    None      13780      0    0
Marathon Oil Corp              Common Stock     565849106   956162   23982          Sole    None      23982      0    0
MDU Resources Group Inc        Common Stock     552690109   659750   22750          Sole    None      22750      0    0
Mercer Ins Group               Common Stock     587902107   427040   26047          Sole    None      26047      0    0
Merck                          Common Stock     589331107   328981   10424          Sole    None      10424      0    0
Mexican Restaurants            Common Stock     59283R104    74408   14200          Sole    None      14200      0    0
Mfri Inc                       Common Stock     552721102   723015   64268          Sole    None      64268      0    0
Microsoft                      Common Stock     594918104  1015049   38031          Sole    None      38031      0    0
Mine Safety Appliances         Common Stock     602720104   236344    6200          Sole    None       6200      0    0
Molson Coors Co Cl B           Common Stock     60871R209   556325   11900          Sole    None      11900      0    0
Monsanto Co New                Common Stock     61166W101   455308    4600          Sole    None       4600      0    0
Multi Color Corp.              Common Stock     625383104   439589   18400          Sole    None      18400      0    0
Natco Group Inc Cl A           Common Stock     63227W203   656943   16350          Sole    None      16350      0    0
New York Times                 Common Stock     650111107  1033167   72300          Sole    None      72300      0    0
Nexen                          Common Stock     65334H102  1443277   62130          Sole    None      62130      0    0
Norfolk Southern Crp           Common Stock     655844108   421095    6360          Sole    None       6360      0    0
Northrop Grumman Corp.         Common Stock     666807102   301731    4984          Sole    None       4984      0    0
Northwest Natural Gas          Common Stock     667655104   295724    5687          Sole    None       5687      0    0
Novartis Ag Adr                Common Stock     66987V109  2117985   40083          Sole    None      40083      0    0
Penn Virginia                  Common Stock     707882106   358048    6700          Sole    None       6700      0    0
Pepsico                        Common Stock     713448108   641430    9000          Sole    None       9000      0    0
Perini Corp                    Common Stock     713839108   203741    7900          Sole    None       7900      0    0
Petroleo Brasileiro            Common Stock     71654V408  1063370   24195          Sole    None      24195      0    0
Petroleo Brasileiro Cl A       Common Stock     71654V101  1591016   42517          Sole    None      42517      0    0
Pfizer                         Common Stock     717081103  1043059   56565          Sole    None      56565      0    0
Philip Morris Intl             Common Stock     718172109   937950   19500          Sole    None      19500      0    0
Pimco Floating Rate Fd                          72201J104   230850   24300          Sole    None      24300      0    0
Plum Creek Timber              Common Stock     729251108   400126    8025          Sole    None       8025      0    0
PNM Resources Inc              Common Stock     69349H107   142336   13900          Sole    None      13900      0    0
Potlatch Corp                  Common Stock     737630103   570597   12300          Sole    None      12300      0    0
Powershares Ftse Rafi US1000                    73935X583   631916   13925          Sole    None      13925      0    0
Procter & Gamble               Common Stock     742718109  1362787   19555          Sole    None      19555      0    0
ProLogis                       Common Stock     743410102   326445    7910          Sole    None       7910      0    0
Rayonier                       Common Stock     754907103  1858844   39257          Sole    None      39257      0    0
Regis Corp                     Common Stock     758932107   226875    8250          Sole    None       8250      0    0
Rush Enterprises Cl B          Common Stock     781846308   319338   25425          Sole    None      25425      0    0
Schering Plough                Common Stock     806605101   912048   49380          Sole    None      49380      0    0
Schlumberger Limited           Common Stock     806857108   536322    6868          Sole    None       6868      0    0
Southern Co                    Common Stock     842587107   395745   10500          Sole    None      10500      0    0
Southern Union Co              Common Stock     844030106   645291   31249          Sole    None      31249      0    0
St Mary Ld & Expl Co           Common Stock     792228108   342240    9600          Sole    None       9600      0    0
Stancorp Financial             Common Stock     852891100  2114060   40655          Sole    None      40655      0    0
Starbucks                      Common Stock     855244109   208180   14000          Sole    None      14000      0    0
Statoil Hydro Asa Adr          Common Stock     85771P102   924320   38837          Sole    None      38837      0    0
Streettracks Gold Shrs                          78463V107  2618454   30780          Sole    None      30780      0    0
Swiss Franc Currency Tst                        23129V109   954151   10700          Sole    None      10700      0    0
Syngenta AG                    Common Stock     87160A100  2251212   53195          Sole    None      53195      0    0
Temple Inland                  Common Stock     879868107   252553   16550          Sole    None      16550      0    0
Tidewater                      Common Stock     886423102   319990    5780          Sole    None       5780      0    0
Toronto Dominion Bk            Common Stock     891160509   205841    3375          Sole    None       3375      0    0
Transocean Inc                 Common Stock     G90073100   503836    4587          Sole    None       4587      0    0
UGI Corp                       Common Stock     902681105   781134   30300          Sole    None      30300      0    0
Union Pacific                  Common Stock     907818108  2093527   29420          Sole    None      29420      0    0
United Parcel Svc              Common Stock     911312106   374195    5950          Sole    None       5950      0    0
United States Steel Corp       Common Stock     912909108   221188    2850          Sole    None       2850      0    0
United Technologies            Common Stock     913017109  4012908   66815          Sole    None      66815      0    0
URS                            Common Stock     903236107   342754    9347          Sole    None       9347      0    0
US Bancorp                     Common Stock     902973304  2291304   63612          Sole    None      63612      0    0
Vanguard Total Stk Mkt                          922908769  1239916   21246          Sole    None      21246      0    0
Veolia Environnement SA        Common Stock     92334N103   259032    6275          Sole    None       6275      0    0
Verizon Communications         Common Stock     92343V104   708254   22070          Sole    None      22070      0    0
Walt Disney                    Common Stock     254687106   742391   24190          Sole    None      24190      0    0
Wells Fargo & Co               Common Stock     949746101  3370944   89820          Sole    None      89820      0    0
Whirlpool Corp                 Common Stock     963320106   325089    4100          Sole    None       4100      0    0
Wisdomtree Tree India Erngs Fd                  97717W422   555012   34710          Sole    None      34710      0    0
Wyeth                          Common Stock     983024100  1568620   42464          Sole    None      42464      0    0
Yamana Gold Inc                Common Stock     98462Y100   264062   31700          Sole    None      31700      0    0
Zimmer Holdings                Common Stock     98956P102   221311    3428          Sole    None       3428      0    0